Cash Overdrafts And Cash Equivalents (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash overdrafts included in accounts payable	$ 806,000	$ 12,200,000
Cash equivalents	$ 23,100,000	$ 56,600,000
Cash equivalents weighted average rate of return	0.08%	0.20%
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Repurchase agreement period, days	10 days